Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 16,146	$ 113,353
Trade receivables, net	795	157
Inventory	1,190	104
Prepaid expenses and other current assets	2,960	330
Total current assets	21,091	113,944
Property, plant, and equipment, net	128,162	28,506
Operating lease right-of-use assets	55,276	7,462
Goodwill	68,421	156
Intangible assets, net	72,371	530
Equity method investment	1,322	0
Other non-current assets	3,353	3,148
Total assets	349,996	153,746
Current liabilities:
Accounts payable	10,421	178
Operating lease liabilities	1,618	131
Accrued salaries and wages	717	243
Accrued expenses	1,964	793
Total current liabilities	14,720	1,345
Other non-current liabilities	662	62
Non-current operating lease liabilities	57,717	7,625
Deferred tax liability	8,447	0
Asset retirement obligations	1,527	588
Total liabilities	83,073	9,620
Commitments and contingencies (Note 2)
Equity [Abstract]
Common stock, $.001 par, 209,354,819 and 161,024,239 authorized, issued and outstanding, respectively	2	1
Additional paid in capital	331,074	167,052
Accumulated other comprehensive loss	(1,547)	(378)
Accumulated deficit	(62,606)	(22,549)
Total shareholders' equity	266,923	144,126
Total liabilities and shareholders' equity	349,996	$ 153,746
Kalera AS
Current assets:
Property, plant, and equipment, net	$ 128,162